SHAREHOLDER'S EQUITY - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issued capital	R$ 12,484,424	R$ 12,481,683
Dividend Rate	30.00%
Nominal common shares	1,383,206,405	1,379,584,737
Dividends declared and not yet distributed		R$ 180,772
Dividends declared and not yet distributed, per share		R$ 0.1315
Portion of minimum mandatory dividends		R$ 133,616
Increase (decrease) in equity		650,196
Hyperinflationary economy adjustment effect			R$ 66,788
Capital reserve [member]
Disclosure of classes of share capital [line items]
Constitution of profit retention reserve	R$ 10,540,885	10,478,804
Movement of stock option plans and restricted shares	247,048	R$ 76,865
Other comprehensive income [member]
Disclosure of classes of share capital [line items]
Reclassification of hyperinflationary economy adjustment effect	R$ 193,261